Goodwill and Intangible Assets - Goodwill (Details) - Computer Sciences GS Business - USD ($) $ in Thousands	3 Months Ended		6 Months Ended	12 Months Ended
	Dec. 27, 2013	Sep. 27, 2013	Oct. 02, 2015	Apr. 03, 2015	Mar. 28, 2014
Goodwill [Roll Forward]
Beginning balance			$ 802,582	$ 758,079	$ 793,865
Welkin Divestiture			(10,717)		(71,615)
Additions	$ 35,829			44,503	35,829
Ending balance			791,779	802,582	758,079
Goodwill, Purchase Accounting Adjustments			(86)
Defense and Intelligence
Goodwill [Roll Forward]
Beginning balance			491,397	460,712	512,098
Welkin Divestiture		$ (71,615)	(10,717)		(71,615)
Additions				30,685	20,229
Ending balance			480,594	491,397	460,712
Goodwill, Purchase Accounting Adjustments			(86)
Civil
Goodwill [Roll Forward]
Beginning balance			311,185	297,367	281,767
Welkin Divestiture			0		0
Additions				13,818	15,600
Ending balance			311,185	$ 311,185	$ 297,367
Goodwill, Purchase Accounting Adjustments			$ 0